Derivative Liability (Details)						1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Years $ / shares shares	Jun. 05, 2024 $ / shares shares	Mar. 07, 2024 $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Jun. 30, 2025	Mar. 31, 2026 USD ($) Years $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Years $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Feb. 26, 2026 shares	Feb. 24, 2026 $ / shares shares	Feb. 19, 2026 $ / shares shares	Feb. 11, 2026 $ / shares shares	Jul. 14, 2025 shares	Jun. 05, 2025 shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares	Oct. 09, 2023 $ / shares shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares		$ 7.5								$ 9.75												$ 27
Fair value of warrants issued (in Shares)		80,000								72,000					832,576							2,917
Fair value of warrant (in Dollars) | $							$ 1,276,889	$ 114,360	$ (538,213)	$ (374,365)
Warrant exercisable		Jun. 05, 2029				Jun. 05, 2029
Derivative liability (in Dollars) | $										$ 112,666
Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)									5,333
Warrants exercise price (in Dollars per share) | $ / shares									$ 9.75
Fair value of warrants issued (in Shares)										9,000
Fair value of warrant (in Dollars) | $									$ 1,854	$ 3,714
FirstFire [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)				3,000
Fair value of warrants issued (in Shares)										222
Fair value of warrant (in Dollars) | $										$ 94
Warrant exercisable				Jul. 06, 2028
Cashless warrant exercised (in Shares)																				2,778
Third Party [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares		$ 9.75
Fair value of warrants issued (in Shares)												304,529	408,332
Fair value of warrant (in Dollars) | $	$ 16						$ 1,276,889	$ (114,360)
Warrant exercisable				Jul. 06, 2028
Warrant [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)		80,000
Warrants exercise price (in Dollars per share) | $ / shares	$ 0.51						$ 0.51															$ 37.5
Fair value of warrants issued (in Shares)										4,060												12,834
Fair value of warrant (in Dollars) | $				$ 3,000	$ 9,000					$ 2,880
Warrant [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)									560
Fair value of warrant (in Dollars) | $									$ 30
Warrant [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)									700
Fair value of warrant (in Dollars) | $									$ 82
Warrant [Member] | Black-Scholes Option-Pricing Model [Member] | July 6, 2023 [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)									222
Fair value of warrant (in Dollars) | $									$ 4
Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)		152,000	9,450		9,000																	7,560
Warrants exercise price (in Dollars per share) | $ / shares		$ 9.75	$ 30		$ 67.5																	$ 37.5
Fair value of warrants issued (in Shares)		72,000	9,450		9,000			8,333		9,450							66,667		3,500			7,560
Fair value of warrant (in Dollars) | $										$ 8,191
Cashless warrant exercised (in Shares)																		8,750
Warrant [Member] | Mast Hill [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)									667
Fair value of warrant (in Dollars) | $									$ 11
Warrant [Member] | FirstFire [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares				$ 67.5
Fair value of warrants issued (in Shares)				3,000
Cashless warrant exercised (in Shares)																				3,500
Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)		80,000	700	222	667																	560
Warrants exercise price (in Dollars per share) | $ / shares	$ 0.37	$ 7.5	$ 30	$ 67.5	$ 67.5		$ 0.37					$ 0.32	$ 0.38	$ 1								$ 37.5
Fair value of warrants issued (in Shares)	667	5,333	700	222	667		667				1,020,710	1,405,721	1,558,543	600,000								560
Fair value of warrant (in Dollars) | $	$ 28,602
Warrant exercisable		Jun. 05, 2029	Mar. 07, 2029
Warrant [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	222						222
Fair value of warrant (in Dollars) | $	$ 5
Second Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares		$ 7.5																			$ 19.5
Fair value of warrants issued (in Shares)		80,000														621,353
Second Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrants issued (in Shares)									80,000
Warrants exercise price (in Dollars per share) | $ / shares									$ 7.5
Fair value of warrant (in Dollars) | $									$ 32,175
Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	560						560
Fair value of warrant (in Dollars) | $	$ 26
Third Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	700						700
Fair value of warrant (in Dollars) | $	$ 43
Fourth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	5,333						5,333
Fair value of warrant (in Dollars) | $	$ 750
Fifth Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	68,985						68,985
Fifth Warrant One [Member] | Third Party [Member]
Derivative Liability [Line Items]
Fair value of warrants issued (in Shares)	68,985						68,985
Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input										3.26
Measurement Input, Share Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2
Measurement Input, Share Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2
Measurement Input, Share Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2
Measurement Input, Share Price [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2
Measurement Input, Share Price [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2	3.26
Measurement Input, Share Price [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input										3.26
Measurement Input, Share Price [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input									1.2
Measurement Input, Share Price [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input	0.53						0.53
Measurement Input, Share Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input	0.53						0.53
Measurement Input, Share Price [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input	0.53						0.53
Measurement Input, Share Price [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input										3.26
Measurement Input, Share Price [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input	0.53						0.53
Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input										88.64
Measurement Input, Price Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									101.69
Measurement Input, Price Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									96.27
Measurement Input, Price Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									98.7
Measurement Input, Price Volatility [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input									101.69
Measurement Input, Price Volatility [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input									98.29	95.85
Measurement Input, Price Volatility [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input										97
Measurement Input, Price Volatility [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input									99.55
Measurement Input, Price Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input	133.26						133.26
Measurement Input, Price Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input	129.25						129.25
Measurement Input, Price Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input	122.4						122.4
Measurement Input, Price Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input	120.02						120.02
Measurement Input, Price Volatility [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input	120.02						120.02
Measurement Input, Price Volatility [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input										90.43
Measurement Input, Price Volatility [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input										93.9
Measurement Input, Price Volatility [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input	137.76						137.76
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input										4.38
Measurement Input, Risk Free Interest Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.55
Measurement Input, Risk Free Interest Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.55
Measurement Input, Risk Free Interest Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.55
Measurement Input, Risk Free Interest Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.55
Measurement Input, Risk Free Interest Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.55	4.27
Measurement Input, Risk Free Interest Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input										4.27
Measurement Input, Risk Free Interest Rate [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input									3.47
Measurement Input, Risk Free Interest Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.79						3.79
Measurement Input, Risk Free Interest Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.79						3.79
Measurement Input, Risk Free Interest Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.81						3.81
Measurement Input, Risk Free Interest Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.81						3.81
Measurement Input, Risk Free Interest Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.81						3.81
Measurement Input, Risk Free Interest Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input										4.27
Measurement Input, Risk Free Interest Rate [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.79						3.79
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input										0
Measurement Input, Expected Dividend Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									0
Measurement Input, Expected Dividend Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									0
Measurement Input, Expected Dividend Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input									0
Measurement Input, Expected Dividend Rate [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input									0
Measurement Input, Expected Dividend Rate [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input									0	0
Measurement Input, Expected Dividend Rate [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input										0
Measurement Input, Expected Dividend Rate [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input									0
Measurement Input, Expected Dividend Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Dividend Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Dividend Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Dividend Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Dividend Rate [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Dividend Rate [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input										0
Measurement Input, Expected Dividend Rate [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0
Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years										4.4
Measurement Input, Expected Term [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									3.4
Measurement Input, Expected Term [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									2.8
Measurement Input, Expected Term [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									3.2
Measurement Input, Expected Term [Member] | June 5, 2024 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									3.4
Measurement Input, Expected Term [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									2.5	3.5
Measurement Input, Expected Term [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years										3.4
Measurement Input, Expected Term [Member] | Mast Hill [Member] | May 23, 2023 [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years									2.4
Measurement Input, Expected Term [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	2.3						2.3
Measurement Input, Expected Term [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model One [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	2.5						2.5
Measurement Input, Expected Term [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Two [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	2.9						2.9
Measurement Input, Expected Term [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Three [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	3.2						3.2
Measurement Input, Expected Term [Member] | Third Party [Member] | Black-Scholes Option-Pricing Model Four [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	3.2						3.2
Measurement Input, Expected Term [Member] | Warrant [Member] | Mast Hill [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years										4.2
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years										3.8
Measurement Input, Expected Term [Member] | Second Warrant [Member] | Third Party [Member]
Derivative Liability [Line Items]
Warrant measurement input | Years	2.1						2.1